Segments	6 Months Ended
Jun. 30, 2021
Disclosure of operating segments [abstract]
Segments
2. SEGMENTS
Santander UK’s principal activity is financial services, mainly in the UK. The business is managed and reported on the basis of four segments, which are strategic business units that offer different products and services, have different customers and require different technology and marketing strategies.
As reflected in the 2020 Annual Report, the segmental basis of presentation in these Condensed Consolidated Interim Financial Statements changed following a management review of our structure. At 31 December 2020, this resulted in customer assets of £2.0bn and customer deposits of £3.1bn being transferred from Business Banking (in Retail Banking) to CCB, non-core corporate mortgages of £0.4bn transferring from Corporate Centre to CCB, and a number of smaller business lines transferring from CIB to Corporate Centre. For H120, this resulted in an increase in profit before tax in Retail Banking of £28m, a decrease in CCB of £31m, a decrease in CIB of £4m, and an increase of £7m in Corporate Centre. The net impact for Santander UK was nil.
Proposed transfer of the CIB business to SLB
Following a hearing held on 23 June 2021, the High Court of England and Wales has sanctioned the transfer of substantially all the CIB business of Santander UK to SLB by way of a Part VII banking business transfer scheme. The transfers of CIB business to SLB under the scheme are scheduled to take place before the end of 2021.
Management considered the related business transfers to be highly probable at 30 June 2021. As such, the Santander UK group reclassified as held for sale the assets and liabilities relating to the CIB business. For more details, see Note 33.
At 30 June 2021, the CIB business met the requirements for presentation as discontinued operations. For more details, see Note 33.
Results by segment

Half year to	Retail Banking	Corporate & Commercial Banking	Corporate & Investment Banking	Corporate Centre	Total
30 June 2021	£m	£m	£m	£m	£m
Net interest income/(expense)	1,750	203	—	(25)	1,928
Non-interest income	185	51	—	48	284
Total operating income	1,935	254	—	23	2,212
Operating expenses before credit impairment losses, provisions and charges	(922)	(177)	—	(242)	(1,341)
Credit impairment losses	48	22	—	—	70
Provisions for other liabilities and charges	(67)	(5)	—	(118)	(190)
Total operating credit impairment losses, provisions and charges	(19)	17	—	(118)	(120)
Profit/(loss) from continuing operations before tax	994	94	—	(337)	751

Revenue from external customers	2,223	273	—	(284)	2,212
Inter-segment revenue	(288)	(19)	—	307	—
Total operating income	1,935	254	—	23	2,212

Revenue from external customers includes the following fee and commission income disaggregated by income type:(1)
–Current account and debit card fees	185	23	—	—	208
–Insurance, protection and investments	33	—	—	—	33
–Credit cards	29	—	—	—	29
–Non-banking and other fees(2)	3	29	—	—	32
Total fee and commission income	250	52	—	—	302
Fee and commission expense	(140)	(10)	—	(5)	(155)
Net fee and commission income/(expense)	110	42	—	(5)	147

30 June 2021
Customer loans	189,526	17,055	1,913	3,105	211,599
Total assets(3)	198,741	17,055	2,057	73,957	291,810
Of which assets held for sale	608	—	2,037	—	2,645
Customer deposits	156,713	25,244	3,817	9,210	194,984
Total liabilities	157,268	25,263	3,912	88,400	274,843
Of which liabilities held for sale	—	—	3,912	—	3,912
(1)The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(2)Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.
(3)Includes customer loans, net of credit impairment loss allowances.

Half year to(4)(5)	Retail Banking	Corporate & Commercial Banking	Corporate & Investment Banking	Corporate Centre	Total
30 June 2020	£m	£m	£m	£m	£m
Net interest income/(expense)	1,369	181	—	(33)	1,517
Non-interest income	227	49	—	8	284
Total operating income/(expense)	1,596	230	—	(25)	1,801
Operating expenses before credit impairment losses, provisions and charges	(984)	(161)	—	(79)	(1,224)
Credit impairment losses	(213)	(150)	—	(1)	(364)
Provisions for other liabilities and charges	(56)	3	—	(12)	(65)
Total operating credit impairment losses, provisions and charges	(269)	(147)	—	(13)	(429)
Profit/(loss) from continuing operations before tax	343	(78)	—	(117)	148

Revenue from external customers	1,973	278	—	(451)	1,800
Inter-segment revenue	(377)	(48)	—	426	1
Total operating income/(expense)	1,596	230	—	(25)	1,801

Revenue from external customers includes the following fee and commission income disaggregated by income type:(1)
–Current account and debit card fees	244	21	—	—	265
–Insurance, protection and investments	31	—	—	—	31
–Credit cards	35	—	—	—	35
–Non-banking and other fees(2)	20	24	—	5	49
Total fee and commission income	330	45	—	5	380
Fee and commission expense	(164)	(12)	—	(5)	(181)
Net fee and commission income	166	33	—	—	199

31 December 2020
Customer loans	186,476	17,626	2,784	3,483	210,369
Total assets(3)	195,142	17,626	2,784	83,512	299,064
Customer deposits	152,167	24,985	6,506	8,074	191,732
Total liabilities	152,715	25,011	6,517	98,576	282,819
(1)The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(2)Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.
(3)Includes customer loans, net of credit impairment loss allowances
(4)Restated, as reflected in Note 2 to the Consolidated Financial Statements in the 2020 Annual Report, following a management review of our structure.
(5)Restated to reflect the presentation of discontinued operations, as set out in Note 33.
Geographical information is not provided, as substantially all of Santander UK’s activities are in the UK.

Sale of Retail Banking mortgage assets
At 30 June 2021, Santander UK was in the process of selling a portfolio of Retail Banking residential mortgage assets and expected to complete the transaction in August 2021. Management considered the sale to be highly probable at 30 June 2021. As such, the Santander UK group reclassified as held for sale the mortgage assets. For more details, see Note 33.